GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 18:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2012, 2013 and 2014 and long-lived assets as of December 31, 2012, 2013 and 2014.

	2012		2013		2014
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$7,773	$3,227	$7,887	$2,941	$7,994	$3,576
Americas	66,443	230	71,527	147	76,429	141
Europe	35,876	119	37,310	74	43,989	56
Far East	17,398	43	20,508	29	23,167	83

	$127,490	$3,619	$137,232	$3,191	$151,579	$3,856

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2012	2013	2014

Technology	$24,673	$22,048	$19,680
Networking	102,817	115,184	131,899

	$127,490	$137,232	$151,579